Subsequent Events (Details) - USD ($)			6 Months Ended		12 Months Ended
	Jan. 15, 2025	Jan. 14, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 14, 2025	Oct. 21, 2024	Sep. 30, 2024	Sep. 11, 2024	May 25, 2023	Nov. 25, 2021
Subsequent Events
Consideration for transfer of shares			$ 132,940	$ 113,894	$ 706,645	$ 107,073	$ 427,217
Common stock, shares outstanding			28,500,548		26,987,787	24,991,329
Common stock, par value (In dollars per share)			$ 0.001		$ 0.001	$ 0.001
Class A common stock
Subsequent Events
Common stock, par value (In dollars per share)			0.001		0.001
Class B common stock
Subsequent Events
Common stock, par value (In dollars per share)			$ 0.001		$ 0.001
Southport Acquisition Corp
Subsequent Events
Common stock, par value (In dollars per share)											$ 0.0001
Class of warrant or right outstanding			23,200,000		23,200,000
Minimum net tangible assets outstanding subject to non redemption		$ 5,000,001							$ 5,000,001
Southport Acquisition Corp | Private placement warrants
Subsequent Events
Class of warrant or right outstanding			11,700,000		11,700,000
Southport Acquisition Corp | Sponsor
Subsequent Events
Common stock, shares outstanding												4,200,000
Southport Acquisition Corp | Class A common stock
Subsequent Events
Common stock, shares outstanding			4,237,987		4,237,987	8,350,065				5,363,113		27,200,000
Common stock, par value (In dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Southport Acquisition Corp | Class A common stock | Sponsor
Subsequent Events
Common stock, par value (In dollars per share)	$ 0.0001
Southport Acquisition Corp | Class B common stock
Subsequent Events
Common stock, shares outstanding			1,550,000		1,550,000	1,550,000						1,550,000	5,750,000
Common stock, par value (In dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Southport Acquisition Corp | Class B common stock | Sponsor
Subsequent Events
Consideration for transfer of shares	$ 0
Southport Acquisition Corp | Class B common stock | Sponsor
Subsequent Events
Common stock, shares outstanding			312,506		312,506
Southport Acquisition Corp | Class B common stock | Sponsor | Sponsor
Subsequent Events
Shares transferred	262,502
Southport Acquisition Corp | Subsequent Events
Subsequent Events
Estimated federal taxes paid		$ 140,000
Minimum net tangible assets outstanding subject to non redemption								$ 5,000,001
Southport Acquisition Corp | Subsequent Events | Sponsor | Private placement warrants
Subsequent Events
Class of warrant or right outstanding	11,700,000
Southport Acquisition Corp | Subsequent Events | Class A common stock | Sponsor
Subsequent Events
Common stock, shares outstanding	4,200,000
Common stock, par value (In dollars per share)	$ 0.0001
Southport Acquisition Corp | Subsequent Events | Class B common stock | Sponsor
Subsequent Events
Consideration for transfer of shares	$ 0
Common stock, shares outstanding	312,506
Southport Acquisition Corp | Subsequent Events | Class B common stock | Sponsor | Sponsor
Subsequent Events
Shares transferred	262,502